Corporate Social Responsibility (CSR) expenditure (Details Textual) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Corporate Social Responsibility CSR Expenditure [Abstract]
Expected expenses to be spent, corporate social responsibility	₨ 17,200
Expenses spent, corporate social responsibility	₨ 17,200	₨ 13,700